Financial Instruments - Financing Facilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Unsecured loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Unsecured bank loan facility, amount used	$ 121	$ 133
Bank loan facility, amount unused	46,109	46,328
Unsecured bank loan facility	46,230	46,461
Secured loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Secured loans	1,600	1,600
Bank loan facility, amount unused	1,340	1,340
Secured bank loan facility	$ 2,940	$ 2,940